CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
Schedule of Investments
June 30, 2025
(Unaudited)

	Geographic Region*	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Private Investments Portfolio
Operating Companies
Buyout
Clovis Point II RIVS Investment, LLC (4)(6)	NAM	2017		$650,000	$-
Milton ZXP LLC - Class A Units (4)(6)	NAM	2018	6,029	361,740	964,640
Venture Capital
TasteMade, Inc. (4)	NAM	2015	2,582	100,000	-

Total Operating Companies				1,111,740	964,640	0.40%

Private Investment Funds
Private Debt
Private Debt
ABRY Advanced Securities Fund, L.P.	NAM	2008		4,337	-
Alloy Merchant Partners, L.P.	ROW	2018		369,225	441
Aviator Capital Fund IV US Feeder, L.P.	GL	2018		1,115,416	1,674,444
Aviator Capital Mid-Life Us Feeder Fund, LP	GL	2016		1,071,827	1,473,176
BDCM Opportunity Fund II, L.P. (1)	NAM	2006		502,075	101,478
Colbeck Strategic Lending Onshore Feeder, LP (1)(2)	NAM	2016		3,209,990	3,116,772
Crestline Opportunities Fund III, LLC (1)	NAM	2016		1,046,888	1,358,986
Freedom Participation Partners I, LLC (1)	NAM	2016		1,247,460	157
ILS Property & Casualty Master Fund Ltd.	NAM	2014		1,517,799	-
Parabellum Partners II, LP	NAM	2019		2,074,969	3,443,895
Rosebrook 2018 Co-Invest I, L.P.	ROW	2018		1,023,648	-
Strategic Value Global Opportunities Fund I-A, L.P.	EU	2006		28,951	92,185
Tuckerbrook SB Global Distressed Fund I, L.P.	GL	2006		102,897	206,154

Total Private Debit (6)				13,315,482	11,467,688	4.77%

Private Equity
Buyout
Advent Latin American Private Equity Fund IV-F L.P.	ROW	2007		201,046	79,097
Advent Latin American Private Equity Fund V-F L.P.	ROW	2010		1,019,920	364,473
Chicago Pacific Founders Fund II, LP	NAM	2019		4,888,811	12,886,316
Clovis Point II, LP	NAM	2018		2,333,799	1,093,247
CRC (Atria) Investment Holdings, L.P. (3)	NAM	2022		6,237,659	7,044,914
CRC (Cresso) Investment Holdings, L.P. (2)	NAM	2024		5,000,000	5,000,000
Darwin Private Equity I L.P.	EU	2007		1,251,657	22,574
Energy Ventures IV LP	GL	2024		3,793,359	8,247,114
J.C. Flowers III L.P.	EU	2009		1,128,608	158,468
KF Partner Investments Fund III LP (1)(2)	NAM	2019		2,002,197	2,720,271
Monomoy Capital Partners II, L.P.	NAM	2011		988,871	152,833
Monomoy Capital Partners III, L.P. (1)	NAM	2016		755,868	1,630,951
Reservoir Capital Partners (Cayman), L.P.	GL	2006		-	45,843
Sterling Capital Partners II, L.P.	NAM	2005		188,742	7,628

Strattam Capital Investment Fund, L.P. (1)	NAM	2014	2,640,546	2,580,995
Strattam Capital Investment Fund II, L.P.	NAM	2017	2,649,011	4,655,682
Strattam Capital Investment Fund III, L.P. (2)	NAM	2021	12,061,014	13,427,688
Strattam Co-Invest Fund V, L.P.	NAM	2018	-	837,003
Strattam Co-Invest Fund VI, L.P.	NAM	2018	785,329	876,284
Strattam Co-Invest Fund VII, L.P.	NAM	2019	413,727	976,451
Strattam Co-Invest Fund IX, L.P. (3)	NAM	2023	7,449,113	8,702,920
Strattam Co-Invest Fund XI, L.P. (3)	NAM	2024	3,606,339	5,488,561
Viburnum Equity 4, LP (1)(2)	ROW	2019	7,420,760	10,137,877
Growth Equity
Crosslink Crossover Fund V, L.P.	NAM	2007	291,519	110,469
Crosslink Crossover Fund VI, L.P.	NAM	2011	-	2,562,912
Gavea Investment Fund II A, L.P.	ROW	2007	-	7,609
Gavea Investment Fund III A, L.P.	ROW	2008	-	30,252
HealthCor Partners Fund, L.P.	NAM	2007	273,185	554,313
LoneTree I, L.P. (2)	NAM	2023	11,582,098	13,589,309
NGP Energy Technology Partners II, L.P.	NAM	2008	436,460	1,592
Northstar Equity Partners III (1)	AS	2011	316,769	13,650
Orchid Asia IV, L.P.	AS	2007	876,700	13,645
Trustbridge Partners II, L.P. (1)	AS	2007	982,675	422,917
Trustbridge Partners III, L.P. (1)	AS	2008	3,002,969	1,468,002
Trustbridge Partners IV, L.P. (1)	AS	2011	-	2,488,387
Trustbridge Partners V, L.P. (1)	AS	2014	4,091,541	2,265,605
Secondaries
Private Equity Investment Fund V, L.P.	NAM	2009	5,677,931	3,174,332
Venture Capital
Artis Ventures II, L.P.	NAM	2013	1,085,752	2,280,979
Chrysalis Ventures III, L.P.	NAM	2006	208,572	58,995
Dace Ventures I, LP	NAM	2007	347,577	159,142
Fairhaven Capital Partners, L.P.	NAM	2007	1,562,096	243,239
Founders Fund III, LP	NAM	2010	-	6,114,958
Founders Fund IV, LP	NAM	2012	-	6,935,717
Sanderling Venture Partners VI, L.P.	NAM	2004	94,987	8,543
Sanderling Venture Partners VI Co-Investment Fund, L.P.	NAM	2004	205,988	42,217
Tenaya Capital V, LP	NAM	2007	24,309	85,761
Tenaya Capital VI, LP	NAM	2012	711,491	840,138
The Column Group, LP	NAM	2007	971,977	497,021
The Column Group II, LP	NAM	2014	2,108,067	3,424,407
The Column Group III, LP	NAM	2016	3,327,789	2,096,383
Tiger Global Private Investment Partners V, L.P. (1)	AS	2008	1,268,728	803,107
Tiger Global Private Investment Partners VI, L.P.	AS	2010	5,211	461,735
Voyager Capital Fund III, L.P.	NAM	2006	286,772	31,594

Total Private Equity (6)			106,557,539	137,924,120	57.38%

Real Assets
Infrastructure
Allied Strategic Partners Fund I-A, LP (3)	NAM	2021	12,695,179	14,750,168
EIV Capital Fund II, LP (1)	NAM	2014	2,090,887	1,267,189
Haddington Energy Partners III, L.P.	NAM	2005	-	50,937
TPF II-A, L.P.	NAM	2008	1,213,282	23,118
YTM6, LLC (2)	NAM	2022	5,955,907	6,691,171

Natural Resources
EMG Iron Ore Holdco, LP	NAM	2019	476,106	645,909
Energy & Minerals Group Fund II, L.P. (1)	NAM	2011	2,138,902	1,428,392
Live Oak III-B SPV (3)	NAM	2025	3,303,217	3,640,024
Merit Energy Partners G, L.P.	NAM	2008	2,279,261	126,926
Midstream & Resources Follow-On Fund, L.P.	ROW	2009	518,415	5,341
NGP Midstream & Resources, L.P. (1)	ROW	2007	973,429	33,263
Pine Brook Capital Partners, L.P. (1)	NAM	2007	1,749,802	185,719
Quantum Parallel Partners V, LP	NAM	2008	2,805,960	479,776
Revenant Energy Holdings LLC (2)	NAM	2025	418,383	418,383
Sentient Global Resources Fund III, L.P. (4)	ROW	2009	2,085,722	17,625
Sentient Global Resources Fund IV, L.P. (4)	ROW	2011	1,587,980	67,411
Tembo Capital Co-Investment Partners I, LP (3)	ROW	2022	7,459,699	7,543,881
Tembo Capital Mining Fund III LP (1)	GL	2020	7,334,945	14,008,030
Vortus Investments II, LP (1)	NAM	2017	37,641	792,458
Vortus Investments, LP	NAM	2014	2,849,584	586,389
Real Estate
Benson Elliot Real Estate Partners II, L.P.	EU	2006	349,758	5,757
Forum European Realty Income III, L.P.	EU	2007	820,961	33,426
GTIS Brazil Real Estate Fund (Brazilian Real) LP	ROW	2008	1,118,776	400,283
Lone Star Real Estate Fund II (U.S.), L.P.	GL	2009	58	2,040
Monsoon Infrastructure & Realty Co-Invest, L.P.	AS	2008	816,081	158,616
ORBIS Real Estate Fund I	AS	2006	1,750,058	-
Patron Capital, L.P. II	EU	2005	123,803	385
Patron Capital, L.P. III	EU	2007	598,435	36,398
Pennybacker IV, LP	NAM	2016	1,252,725	593,800
Phoenix Asia Real Estate Investments II, L.P.	AS	2006	823,410	342,817
Prescott Strategies Fund I LP	NAM	2017	2,297,179	1,896,291
PSF I Jax Metro Holdings, LLC (2)	NAM	2019	107,625	-
SBC US Fund II, LP	ROW	2011	733,466	-

Total Real Assets (6)			68,766,636	56,231,923	23.40%

Total Private Investment Funds (6)			188,639,657	205,623,731	85.55%

Total Private Investments Portfolio			189,751,397	206,588,371	85.95%

Anchor Partner Interests
Anchor Partner Interests
Allied Strategic Partners Management, LP(4)			-	1,521,977
LoneTree Capital, LLC(4)			-	3,961,367

Total Anchor Partner Interests			-	5,483,344	2.28%

Cash Management Portfolio
Hedge Funds
Event Driven
BDCM Partners I, L.P.	NAM	2019		1,364,735	658,838
Fortelus Special Situations Fund Ltd.	GL	2019		-	2,331
Relative Value
King Street Capital, L.P.	NAM	2019		-	49,864
Magnetar Capital Fund LP	NAM	2020		-	47,125
PIPE Equity Partners, LLC (2)(4)	NAM	2003		3,252,147	-
PIPE Select Fund, LLC (2)(4)	NAM	2009		2,866,761	-
Stark Select Asset Fund, LLC	ROW	2018		-	24,528
The 1609 Fund Ltd.	NAM	2019	3,345	3,391,838	1,009,769
Valiant Capital Partners LP	NAM	2019		214,175	97,392

Total Hedge Funds (6)				11,089,656	1,889,847	0.79%

Other Securities
Securities
Regatta XV Funding Ltd., Subordinated Note, Principal $5,000,000, 10.66%, due 10/1/2031 (1)(5)(7)	NAM	2019		3,118,300	272,849

Total Other Liquid Securities				3,118,300	272,849	0.11%

Total Cash Management Portfolio				14,207,956	2,162,696	0.90%

Total Investments				$203,959,353	$214,234,411	89.13%

The Master Fund’s total outstanding capital commitments to Investment Funds as of June 30, 2025 were $64,854,336.

All investments are non-income producing unless noted otherwise.

*	The Geographic Regions are abbreviated as follows: Asia (AS), Europe (EU), North America (NAM), Global (GL), and Rest of World (ROW). The “Rest of World” geographic region represents an investment strategy to make investments domiciled outside of Asia, Europe or North America. The “Global” geographic region represents an investment strategy to make investments domiciled in various locations throughout the world including Asia, Europe, North America and/or the rest of the world.

Refer to the Allocation of Investments in the unaudited section of the financial statements for the percent of Partners' Capital by Asset Class.

(1)	Income producing investment.
(2)	Affiliated investments for which ownership exceeds 5% of the investment's capital.
(3)	Affiliated investments for which ownership exceeds 25% of the investment's capital.
(4)	Valued in good faith pursuant to procedures approved by the Board of Directors as of June 30, 2025. The total of all such investments represents 2.72% of partners' capital.
(5)	CLO subordinated notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield for the CLO equity position will generally be updated periodically or on transactions such as an add-on purchases, refinancing or reset. The estimated yield and investment cost may ultimately not be realized.
(6)	Restricted investments as to resale.
(7)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The Security may be sold in transactions exempt from registration, normally to qualified institutional buyers.